Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,482)	$ (2,151)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	41	43
Interest cost	80	67
Expected return on plan assets	(144)	(132)
Current year amortization of: Actuarial losses	8	21
Regulatory assets (liability)	21	24
Settlement, curtailments	2	0
Net Periodic Benefit Cost, Total	8	23
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	5
Interest cost	9	8
Expected return on plan assets	0	(1)
Current year amortization of: Actuarial losses	0	3
Regulatory assets (liability)	2	2
Settlement, curtailments	0	0
Net Periodic Benefit Cost, Total	$ 15	$ 17